As filed with the Securities and Exchange Commission on September 29, 2008

                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

                   QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
                   REGISTERED MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act file number: 811-21499

                  NEUBERGER BERMAN DIVIDEND ADVANTAGE FUND INC.
                  ---------------------------------------------
             (Exact Name of the Registrant as Specified in Charter)
                           605 Third Avenue, 2nd Floor
                          New York, New York 10158-0180
               (Address of Principal Executive Offices - Zip Code)

       Registrant's telephone number, including area code: (212) 476-8800

                    Peter E. Sundman, Chief Executive Officer
                  Neuberger Berman Dividend Advantage Fund Inc.
                           605 Third Avenue, 2nd Floor
                          New York, New York 10158-0180

                              Arthur Delibert, Esq.
                                  K&L Gates LLP
                               1601 K Street, N.W.
                           Washington, D.C. 20006-1600
                   (Names and addresses of agents for service)

Date of fiscal year end: October 31, 2008

Date of reporting period: July 31, 2008

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (ss. 239.24 and 274.5 of this chapter), to file reports with the Commission not later than 60 days after the close of their first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 ("1940 Act") (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. SCHEDULE OF INVESTMENTS.

                                                                                                                  JULY 31, 2008
SCHEDULE OF INVESTMENTS Dividend Advantage Fund Inc.
----------------------------------------------------
(UNAUDITED)

NUMBER OF SHARES                           MARKET VALUE(+)       NUMBER OF SHARES                                MARKET VALUE(+)
                                          ($000'S OMITTED)                                                      ($000'S OMITTED)
                                                                   100,600   Spectra Energy                         2,734
COMMON STOCKS (137.1%)                                              73,000   TECO Energy                            1,354
                                                                                                                   ----------
AEROSPACE & DEFENSE (4.8%)                                                                                          6,380
   33,900   Northrop Grumman                   2,285(E)
   39,500   United Technologies                2,527             ENERGY EQUIPMENT & SERVICES (1.3%)
                                              ----------            57,000   Precision Drilling Trust               1,284
                                               4,812
                                                                 FINANCIAL SERVICES (1.4%)
                                                                    20,200   PNC Financial Services Group           1,440
AIR FREIGHT & LOGISTICS (1.1%)
   17,900   United Parcel Service              1,129(E)          FOOD & BEVERAGE (1.1%)
                                                                    15,300   Diageo PLC ADR                         1,077(E)
APARTMENTS (14.3%)
   20,100   American Campus Communities          589             FOREST PRODUCTS & PAPER (7.4%)
    8,000   AvalonBay Communities                798                75,900   Plum Creek Timber Company              3,698
   37,600   BRE Properties                     1,838(E)             57,200   Rayonier Inc.                          2,672
   88,100   Equity Residential                 3,803                19,000   Weyerhaeuser Co.                       1,016
   15,700   Essex Property Trust               1,905                                                               ----------
   35,300   Home Properties                    1,942                                                                7,386
   33,200   Mid-America Apartment Communities  1,908
   60,700   UDR, Inc.                          1,550(E)          HEALTH CARE (11.1%)
                                              ----------            35,600   Abbott  Laboratories                   2,006
                                              14,333                91,500   HCP, Inc.                              3,300
                                                                    40,900   Health Care REIT                       2,040
BANKING & FINANCIAL (5.5%)                                          16,600   LTC Properties                           485
   27,337   Bank of New York Mellon              971                56,100   Nationwide Health Properties           2,082
   30,400   Citigroup Inc.                       568                26,700   Ventas, Inc.                           1,198
   14,500   Hartford Financial Services Group    919                                                               ----------
   29,700   J.P. Morgan Chase                  1,207                                                               11,111
   22,000   Lincoln National                   1,049(E)
   27,300   Wells Fargo                          826             INDUSTRIAL (2.9%)
                                              ----------            14,038   AMB Property                             687
                                               5,540                45,800   ProLogis                               2,239(E)
                                                                                                                   ----------
BASIC MATERIALS (3.2%)                                                                                              2,926
    3,400   Rio Tinto                          1,420             INSURANCE (5.8%)
   38,600   Teck Cominco Class B               1,774                50,400   Arthur J. Gallagher                    1,282
                                              ----------            31,000   Endurance Specialty Holdings             948
                                               3,194                90,000   Marsh & McLennan                       2,542(E)
                                                                    33,700   Willis Group Holdings                  1,054
BROADCASTING (1.4%)                                                                                                ----------
   82,800   CBS Corp. Class B                  1,355                                                                5,826

                                                                 MACHINERY & EQUIPMENT (2.1%)
COMMUNITY CENTERS (2.9%)                                            30,000   Caterpillar Inc.                       2,085
   28,300   Acadia Realty Trust                  642(E)
   20,200   Federal Realty Investment Trust    1,467             OFFICE (14.1%)
   19,900   Tanger Factory Outlet Centers        743                25,900   Alexandria Real Estate Equities        2,674(E)
                                              ----------            28,000   BioMed Realty Trust                      722
                                               2,852                40,100   Boston Properties                      3,857
                                                                    77,400   Brookfield Properties                  1,461(E)
CONSUMER PRODUCTS & SERVICES (1.5%)                                 52,500   Corporate Office Properties Trust      2,041(E)
   25,900   Wal-Mart Stores                    1,518                64,800   Douglas Emmett                         1,525(E)
                                                                    20,900   Highwoods Properties                     765
CONSUMER STAPLES (2.0%)                                             22,300   Kilroy Realty                          1,022
   30,300   Procter & Gamble                   1,984                 1,100   Mack-Cali Realty                          42
                                                                                                                   ----------
DIVERSIFIED (10.4%)                                                                                                14,109
   15,900   3M Co.                             1,119             OFFICE  - INDUSTRIAL (1.5%)
   32,150   Brookfield Asset Management                             36,100   Digital Realty Trust                   1,549
              Class A                          1,081(E)
   14,600   Eaton Corp.                        1,037             OIL & GAS (5.4%)
   47,800   Vornado Realty Trust               4,545(E)             57,000   Canadian Oil Sands Trust               2,868(E)
   75,600   Washington Real Estate
              Investment Trust                 2,590(E)             31,600   Occidental Petroleum                   2,491
                                              ----------                                                           ----------
                                              10,372                                                                5,359
ENERGY (6.4%)
   28,500   Exxon Mobil                        2,292


See Notes to Schedule of Investments

                                                                                                                  JULY 31, 2008

SCHEDULE OF INVESTMENTS Dividend Advantage Fund Inc. cont'd
-----------------------------------------------------------
(UNAUDITED)

NUMBER OF SHARES                                   MARKET VALUE(+)       TOTAL NET ASSETS APPLICABLE TO COMMON
                                                  ($000'S OMITTED)       SHARHOLDERS (100.0%)                     $   100,027

OIL & GAS - EXPLORATION & PRODUCTION (2.5%)
   170,300      Progress Energy Trust                  2,463

PHARMACEUTICAL (2.2%)
    31,600      Johnson & Johnson                      2,164

REGIONAL MALLS (5.6%)
    49,500      Kimco Realty                           1,747(E)
    27,000      Simon Property Group                   2,501(E)
    28,600      Taubman Centers                        1,373(E)
                                                     -----------
                                                       5,621

RESTAURANTS (1.2%)
    35,800      Darden Restaurants                     1,166(E)

SELF STORAGE (3.7%)
    53,200      Extra Space Storage                      754
    36,000      Public Storage                         2,948(E)
                                                     -----------
                                                       3,702

TELECOMMUNICATIONS (2.6%)
    56,100      AT&T Inc.                              1,729
    33,500      Nokia Corp. ADR                          915
                                                     -----------
                                                       2,644

THRIFTS & MORTGAGE FINANCE (1.3%)
    78,700      New York Community Bancorp             1,308(E)

UTILITIES (10.4%)
    10,600      Entergy Corp.                          1,133
    15,100      Exelon Corp.                           1,187
    16,200      FirstEnergy Corp.                      1,192
    18,100      FPL Group                              1,168(E)
    23,100      ITC Holdings                           1,204
    37,500      New Jersey Resources                   1,278
    23,200      PPL Corp.                              1,089
    25,000      Public Service Enterprise Group        1,045
    20,400      Sempra Energy                          1,146
                                                     -----------
                                                      10,442

TOTAL COMMON STOCKS
(COST $132,629)                                      137,131

PREFERRED STOCKS (0.3%)

LODGING (0.3%)
    19,000      LaSalle Hotel Properties, Ser. D
                 (COST $475)                             338

CONVERTIBLE PREFERRED STOCKS (1.3%)

BASIC MATERIALS (1.3%)
     9,300      Freeport-McMoRan Copper &
                  Gold (COST $948)                     1,304

SHORT-TERM INVESTMENTS (44.2%)
    11,829,935  Neuberger Berman Prime Money
                  Fund Trust Class                    11,830(@)(OO)
    32,349,072  Neuberger Berman Securities
                  Lending Quality Fund, LLC           32,349(++)

TOTAL SHORT-TERM INVESTMENTS
(COST $44,179)                                        44,179

TOTAL INVESTMENTS (182.9%)
(COST $178,231)                                      182,952(##)
Liabilities, less cash, receivables and
  other assets [(30.4%)]                             (30,425)
Liquidation Value of Auction Market
  Preferred Shares [(52.5%)]                         (52,500)


See Notes to Schedule of Investments

                                                       JULY 31, 2008 (UNAUDITED

NOTES TO SCHEDULE OF INVESTMENTS


(+) Investments in equity securities by Neuberger Berman Dividend Advantage Fund Inc. (the "Fund") are valued by obtaining valuations from an independent pricing service. The independent pricing service values equity securities at the latest sale price when that price is readily available. Securities traded primarily on the NASDAQ Stock Market are normally valued by the Fund at the NASDAQ Official Closing Price ("NOCP") provided by NASDAQ each business day. The NOCP is the most recently reported price as of 4:00:02 p.m., Eastern time, unless that price is outside the range of the "inside" bid and asked prices (i.e., the bid and asked prices that dealers quote to each other when trading for their own accounts); in that case, NASDAQ will adjust the price to equal the inside bid or asked price, whichever is closer. Because of delays in reporting trades, the NOCP may not be based on the price of the last trade to occur before the market closes. If there is no reported sale of a security on a particular day, the independent pricing service may value the security based on reported market quotations. If a valuation is not available from an independent pricing service, the Fund seeks to obtain quotations from principal market makers. If such quotations are not readily available, securities are valued using methods the Board of Directors of the Fund (the "Board") has approved on the belief that they reflect fair value. Numerous factors may be considered when determining the fair value of a security, including available analyst, media or other reports, trading in futures or ADRs and whether the issuer of the security being fair valued has other securities outstanding. Foreign security prices are furnished by independent quotation services and expressed in local currency values. Foreign security prices are currently translated from the local currency into U.S. dollars using the exchange rate as of 4:00 p.m., Eastern time. The Board has approved the use of Interactive Data Pricing and Reference Data, Inc. ("Interactive") to assist in determining the fair value of the Fund's foreign equity securities when changes in the value of a certain index suggest that the closing prices on the foreign exchanges may no longer represent the amount that the Fund could expect to receive for those securities. In this event, Interactive will provide adjusted prices for certain foreign equity securities using a statistical analysis of historical correlations of multiple factors. In the absence of precise information about the market values of these foreign securities as of the close of the New York Stock Exchange, the Board has determined on the basis of available data that prices adjusted in this way are likely to be closer to the prices the Fund could realize on a current sale than are the prices of those securities established at the close of the foreign markets in which the securities primarily trade. Fair value prices are necessarily estimates, and there is no assurance that such a price will be at or close to the price at which the security next trades. Short-term debt securities with less than 60 days until maturity may be valued at cost which, when combined with interest earned, approximates market value.

(##) At July 31, 2008, the cost of investments for U.S. federal income tax purposes was $179,611,000. Gross unrealized appreciation of investments was $10,032,000 and gross unrealized depreciation of investments was $6,691,000, resulting in net unrealized appreciation of $3,341,000 based on cost for U.S. federal income tax purposes.

(OO) All or a portion of this security is segregated in connection with obligations for security lending.

(++) Managed by an affiliate of Neuberger Berman Management LLC and could be deemed an affiliate of the Fund.

(@) Neuberger Berman Prime Money Fund ("Prime Money") is also managed by Neuberger Berman Management LLC and may be considered an affiliate since it has the same officers, Board members, and investment manager as the Fund and because, at times, the Fund may own 5% or more of the outstanding voting securities of Prime Money.

(E)  All or a portion of this security is on loan.


For information on the Fund's significant accounting policies, please refer to the Fund's most recent financial statements.

ITEM 2. CONTROLS AND PROCEDURES.

     On September 15, 2008 Lehman Brothers Holdings Inc., a publicly owned holding company which wholly owns Neuberger Berman Management LLC, Neuberger Berman, LLC and Lehman Brothers Asset Management LLC, filed a voluntary petition under Chapter 11 of the U.S. Bankruptcy Code.

     On September 29, 2008 it was announced that Bain Capital Partners, LLC and Hellman & Friedman LLC agreed to acquire, subject to certain approvals including the Lehman Brothers Holdings Inc. bankruptcy court approval, Neuberger Berman and the fixed income and certain alternative asset management businesses of Lehman Brothers' Investment Management Division, in a cash transaction with Lehman Brothers Holdings Inc.

     In the meantime, Neuberger Berman Management LLC, Neuberger Berman, LLC and Lehman Brothers Asset Management LLC will continue to operate in the ordinary course of business as the investment manager/sub-adviser of the Neuberger Berman/Lehman Brothers Funds.

(a) Based on an evaluation of the disclosure controls and procedures (as defined in rule 30a-3(c) under the 1940 Act) as of a date within 90 days of the filing date of this document, the Chief Executive Officer and Treasurer and Principal Financial and Accounting Officer of the Registrant have concluded that such disclosure controls and procedures are effectively designed to ensure that information required to be disclosed by the Registrant on Form N-CSR and Form N-Q is accumulated and communicated to the Registrant's management to allow timely decisions regarding required disclosure.

(b) There were no significant changes in the Registrant's internal controls over financial reporting (as defined in rule 30a-3(d) under the 1940 Act) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

ITEM 3. EXHIBITS

The certifications required by Rule 30a-2(a) of the 1940 Act are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Neuberger Berman Dividend Advantage Fund Inc.

By: /s/ Peter E. Sundman
    --------------------
    Peter E. Sundman
    Chief Executive Officer


Date: September 29, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By: /s/ Peter E. Sundman
    --------------------
    Peter E. Sundman
    Chief Executive Officer

Date: September 29, 2008

By: /s/ John M. McGovern
    --------------------
    John M. McGovern
    Treasurer and Principal Financial
    and Accounting Officer

Date: September 29, 2008